Stockholders' Deficit - Schedule of Warrants Outstanding (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 09, 2019	Mar. 20, 2018
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001	$ 0.2299	$ 0.001		$ 0.001
Weighted Average Remaining Contractual Life	2 years 9 months 7 days	3 years
Aggregate Intrinsic Value	$ 9,799,286	$ 10,852,009
Warrant [Member]
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001	$ 0.001		$ 0.06
Warrants Exercisable	21,000,000	21,000,000	29,600,000
Weighted Average Remaining Contractual Life	1 year 4 months 24 days	1 year 7 months 24 days	2 years 10 months 25 days
Aggregate Intrinsic Value	$ 3,675,000	$ 4,069,800	$ 1,523,900
Warrant One [Member]
Exercise Price Warrants Outstanding	$ 0.056	$ 0.056	$ 0.056		0.06
Warrants Exercisable	3,000,000	3,000,000	3,000,000
Weighted Average Remaining Contractual Life	1 year 4 months 9 days	1 year 7 months 10 days	2 years 7 months 6 days
Aggregate Intrinsic Value	$ 350,000	$ 387,600	$ 147,000
Warrant Two [Member]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04	$ 0.04		0.08
Warrants Exercisable	2,300,000	2,300,000	2,300,000
Weighted Average Remaining Contractual Life	1 year 4 months 24 days	1 year 8 months 12 days	2 years 8 months 12 days
Aggregate Intrinsic Value	$ 402,500	$ 445,740	$ 112,700
Warrant Three [Member]
Exercise Price Warrants Outstanding	$ 0.06	$ 0.06			$ 0.08
Warrants Exercisable	7,398,639	7,398,639
Weighted Average Remaining Contractual Life	11 months 8 days	1 year 2 months 8 days
Aggregate Intrinsic Value	$ 1,294,762	$ 1,433,856
Warrant Four [Member]
Exercise Price Warrants Outstanding	$ 0.06	$ 0.06
Warrants Exercisable	7,398,639	7,398,639
Weighted Average Remaining Contractual Life	1 year 11 months 8 days	2 years 2 months 8 days
Aggregate Intrinsic Value	$ 1,294,762	$ 1,433,856
Warrant Five [Member]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.08
Warrants Exercisable	3,699,320	3,699,320
Weighted Average Remaining Contractual Life	1 year 11 months 8 days	2 years 2 months 8 days
Aggregate Intrinsic Value	$ 647,381	$ 716,928
Warrant Six [Member]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.08
Warrants Exercisable	3,699,320	3,699,320
Weighted Average Remaining Contractual Life	2 years 11 months 8 days	3 years 2 months 8 days
Aggregate Intrinsic Value	$ 647,381	$ 719,928
Warrant Seven [Member]
Exercise Price Warrants Outstanding	$ 0.2299	$ 0.2299
Warrants Exercisable	8,500,000	8,500,000
Weighted Average Remaining Contractual Life	5 years 1 month 20 days	5 years 4 months 20 days
Aggregate Intrinsic Value	$ 1,487,500	$ 1,647,300